Investments - Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Cost or Amortized Cost
Equity securities	$ 20,587	$ 6,939
Fixed maturities	1,395,232	757,188
Subtotal	1,478,456	897,140
Securities pledged	62,637	133,013
Total	1,415,819	764,127
Gross Unrealized Gains
Subtotal	53,880	28,134
Securities pledged	555	3,884
Total	53,325	24,250
Gross Unrealized Losses
Subtotal	(5,278)	(18,476)
Securities pledged	(39)	(2,975)
Total	(5,239)	(15,501)
Fair Value
Equity securities	20,136	6,287
Fixed maturities	1,443,769	766,589
Subtotal	1,527,058	906,798
Securities pledged	63,153	133,922
Total	1,463,905	772,876
Common Stock
Cost or Amortized Cost
Equity securities	15,542	1,939
Gross Unrealized Gains
Equity securities	628	0
Gross Unrealized Losses
Equity securities	(907)	0
Fair Value
Equity securities	15,263	1,939
Preferred stock
Cost or Amortized Cost
Equity securities	5,045	5,000
Gross Unrealized Gains
Equity securities	3	0
Gross Unrealized Losses
Equity securities	(175)	(652)
Fair Value
Equity securities	4,873	4,348
U.S. Treasury and Federal agencies
Cost or Amortized Cost
Fixed maturities	190,920	30,655
Gross Unrealized Gains
Fixed maturities	1,160	920
Gross Unrealized Losses
Fixed maturities	(169)	0
Fair Value
Fixed maturities	191,911	31,575
States and political subdivisions bonds
Cost or Amortized Cost
Fixed maturities	152,667	101,105
Gross Unrealized Gains
Fixed maturities	3,039	1,681
Gross Unrealized Losses
Fixed maturities	(908)	(3,202)
Fair Value
Fixed maturities	154,798	99,584
Residential mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	386,005	272,820
Gross Unrealized Gains
Fixed maturities	8,474	4,136
Gross Unrealized Losses
Fixed maturities	(1,907)	(7,527)
Fair Value
Fixed maturities	392,572	269,429
Corporate bonds
Cost or Amortized Cost
Fixed maturities	699,501	477,442
Gross Unrealized Gains
Fixed maturities	39,742	21,397
Gross Unrealized Losses
Fixed maturities	(1,198)	(7,044)
Fair Value
Fixed maturities	738,045	491,795
Asset-backed Securities
Cost or Amortized Cost
Fixed maturities	999
Gross Unrealized Gains
Fixed maturities	0
Gross Unrealized Losses
Fixed maturities	0
Fair Value
Fixed maturities	999
Foreign Government Debt Securities
Cost or Amortized Cost
Fixed maturities	6,233
Gross Unrealized Gains
Fixed maturities	0
Gross Unrealized Losses
Fixed maturities	(14)
Fair Value
Fixed maturities	6,219
Commercial mortgage-backed securities
Cost or Amortized Cost
Fixed maturities	21,544	8,179
Gross Unrealized Gains
Fixed maturities	834	0
Gross Unrealized Losses
Fixed maturities	0	(51)
Fair Value
Fixed maturities	$ 22,378	$ 8,128